STOCKBASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock based compensation	$ 3,095,169	$ 1,242,362	$ 717,163
Options issued to outside directors and consultants
Stock based compensation	356,660	94,997	59,979
Common stock issued for services
Stock based compensation	111,550	97,400	57,400
Price Appreciation Certificates [Member]
Stock based compensation	$ 2,626,959	$ 1,049,965	$ 599,784